Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	2,900,000
Maximum Aggregate Offering Price	$ 36,714,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,621
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, $0.01 par value (the “Common Stock”) of Axogen, Inc. (the “Registrant”), which become issuable under the Axogen, Inc. Fourth Amended and Restated 2019 Long-Term Incentive Plan (the “Fourth Amended 2019 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on The Nasdaq Capital Market on August 4, 2025, which was $12.66 per share.

(3)	Represents an additional 2,900,000 shares of Common Stock of the Registrant issuable under the Fourth Amended 2019 Plan.